Notes to the interim condensed consolidated statement of financial position - Other non-current liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Notes to the interim condensed consolidated statement of financial position
Other non-current liabilities	€ 1,126	€ 1,032